VOYA PARTNERS, INC.

Voya Global Bond Portfolio

Voya International High Dividend Low Volatility Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® Invesco Oppenheimer Global Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated September 30, 2019 to the Portfolios’ current

Statement of Additional Information dated May 1, 2019

(the “SAI”)

On September 12, 2019, the Portfolios’ Board of Directors approved changes to the Voya funds’ policy with respect to the Portfolios’ disclosure of portfolio holdings.

Effective September 30, 2019, the Portfolios’ SAI is revised as follows:

1.	The second paragraph of the section entitled “Disclosure of Each Portfolio’s Portfolio Securities” is deleted and replaced with the following:

In addition, each Portfolio (except Voya Global Bond Portfolio and Voya International High Dividend Low Volatility Portfolio) posts its portfolio holdings schedule on Voya’s Website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter, or as soon as thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar quarter.

For Voya Global Bond Portfolio and Voya International High Dividend Low Volatility Portfolio, each Portfolio posts its portfolio holdings schedule on Voya’s website on a monthly basis and makes it available on the 15th calendar day following the end of the previous calendar month, or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar month.

2.	The fourth paragraph of the section entitled “Disclosure of Each Portfolio’s Portfolio Securities” is deleted and replaced with the following:

Each Portfolio also compiles a list of its ten largest (“Top Ten”) holdings and/or its Top Ten largest issuers. This information is made available on Voya’s website on the 10th calendar day following the end of the previous calendar month, or as soon thereafter as practicable. The Top Ten holdings and/or issuer information shall be as of the last day of the previous calendar month.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE